Significant Accounting Policies (Schedule of Estimated Useful LIves of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2018
Concessions over the balance of the concession granted to the companies [Member]
Intangible assets [Line Items]
Estimated Useful Life Depreciation in Years
Trademarks [Member]
Intangible assets [Line Items]
Estimated Useful Life Depreciation in Years	15-20
Patents [Member]
Intangible assets [Line Items]
Estimated Useful Life Depreciation in Years	7-20
Customer relationships [Member]
Intangible assets [Line Items]
Estimated Useful Life Depreciation in Years	15-25
Software costs [Member]
Intangible assets [Line Items]
Estimated Useful Life Depreciation in Years	3-10
Agreements with suppliers and non-competition agreement [Member]
Intangible assets [Line Items]
Estimated Useful Life Depreciation in Years	10-15